FEDERATED MANAGED ALLOCATION PORTFOLIOS
FEDERATED CONSERVATIVE ALLOCATION FUND
FEDERATED MODERATE ALLOCATION FUND
FEDERATED GROWTH ALLOCATION FUND

INSTITUTIONAL SHARES
SELECT SHARES
-------------------------------------------------------------------------------
Supplement to Prospectus dated January 31, 2005.

Under the section entitled "Who Manages the Funds?" please add the following to the subsection "The Funds' Portfolio Managers are:"


Carol R.      U.S. Large  Carol R. Miller has been the Fund's Portfolio
Miller        Cap Stocks  Manager since November 2005.  Ms. Miller joined
(November                 Federated as a Senior Vice President and Senior
2005)                     Portfolio Manager in November 2005.  Ms. Miller
                          was an Adjunct Professor of the Portfolio
                          Management Course at Ohio State University from
                          March 2005 until June 2005. From April 2003 until September 2004, Ms. Miller served as
                          Managing Director, Growth Team Leader at Banc
                          One Investment Advisors and from December 1999 until April 2003, she served as Director of Equity Securities at Nationwide Insurance. Ms.
                          Miller is a Chartered Financial Analyst. She earned her B.S. in Finance and Accounting from Ohio State University and her M.B.A. in Finance from Ohio State University.


                                                 December 12, 2005


Cusip 314212408
Cusip 314212606
Cusip 314212200
Cusip 314212309
Cusip 314212507
Cusip 314212101



34002 (12/05)